UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

GOSFORTH FUNDING 2018-1 PLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

July 1, 2018 to September 30, 2018

Date of Report (Date of earliest event reported) October 4, 2018

Commission File Number of securitizer: 025-02486

Central Index Key Number of securitizer: 0001663118

Brian D. Rance, (212) 277-4080

 Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: __________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): _____________

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 1.02 Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

No Activity to Report.

This filing relates to the following asset-based securitization transaction:

            Gosforth Funding 2018-1 PLC

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VIRGIN MONEY PLC
(Securitizer, Depositor or Underwriter)

By /s/ Brian D. Rance

Name: Brian D. Rance

Title: Attorney-in-fact

Date: October 4, 2018